EQUITY-ACCOUNTED INVESTMENTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity Accounted Investments [Roll Forward]
Balance, beginning of year	$ 644	$ 451
Investment	110	22
Acquisitions through business combinations	0	36
Disposal	(25)	0
Share of net (loss) income	(24)	(8)	$ 6
Share of other comprehensive income (loss)	134	50
Dividends received	(74)	(14)
Change in basis of accounting	0	104
Foreign exchange translation and other	(12)	3
Balance, end of year	753	$ 644	$ 451
Value transferred to non-controlling interests	$ 25